Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
20. Property, Plant and Equipment
Regulated and Non-Regulated Assets
Property, plant and equipment consisted of the following regulated and non-regulated assets:

As at		December 31	December 31
millions of Canadian dollars	Estimated useful life	2020	2019
Generation	3 to 131	$11,474	$11,181
Transmission	11 to 80	2,414	2,318
Distribution	4 to 80	5,997	5,820
Gas transmission and distribution	7 to 85	3,879	3,568
General plant and other (1)	2 to 60	2,127	2,006
Total cost		25,891	24,893
Less: Accumulated depreciation (1)		(8,714)	(8,317)
		17,177	16,576
Construction work in progress (1)		2,358	1,591
Net book value		$19,535	$18,167
(1) SeaCoast owns a 50% undivided ownership interest in a jointly owned 26-mile pipeline lateral located in Florida, which went into service in 2020. At December 31, 2020, SeaCoast’s share of plant in service was $34 million, accumulated depreciation of nil and construction work in progress of nil. At December 31, 2019, SeaCoast’s share of construction work in progress was $8 million. SeaCoast’s undivided ownership interest is financed with its funds and all operations are accounted for as if such participating interest was a wholly owned facility. SeaCoast’s share of direct expenses of the jointly owned pipeline is included in OM&G in the Consolidated Statements of Income.